Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net appreciation in fair value of investments	$ 1,747,881
Other investment income	524
Interest	132,849
Dividends	17,971
Net investment income	1,899,225
Interest income on notes receivable from participants	15,392
Contributions
Employee contributions	530,343
Employer contributions, net	280,300
Rollover contributions	66,688
Total contributions	877,331
Deductions
Benefits paid to participants	(1,902,800)
Plan expenses	(2,497)
Total deductions	(1,905,297)
Net increase	886,651
Beginning of year	14,349,695
End of year	$ 15,236,346